Accounts Payable - Schedule of Suppliers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2024	Dec. 31, 2023
Domestic supplier [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Domestic supplier		$ 3,458,792	$ 3,963,058
Domestic supplier change of amount	$ (504,266,000,000)
Domestic supplier change of percentage	(13.00%)
Suppliers [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Domestic supplier		$ 3,458,792	$ 3,963,058
Domestic supplier change of amount	$ (504,266,000,000)
Domestic supplier change of percentage	(13.00%)